Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

Note 13—Commitments and Contingencies

Operating Leases—The Company leases office space in countries it operates. The future minimum lease payments under the noncancelable operating leases with lease terms in excess of one year are as follows:

(In thousands)
Years ending December 31,
2012	$889
2013	658
2014	671
2015	241
2016	—
Thereafter	—

Total future minimum lease payments	$2,459

During the years ended December 31, 2011, 2010 and 2009, rent expense was $1.1 million, $0.6 million and $0.3 million, respectively.

Commitments—As of December 31, 2011 and 2010, Pacific Drilling had no material commitments other than commitments related to deepwater drillship construction purchase commitments discussed in Note 3.

Contingencies—The Company may be the subject of certain claims and lawsuits occurring in the normal course of business. No pending or known threatened claims, actions or proceedings against us are expected to have a material adverse effect on our consolidated financial position, results of operations and cash flows.

On November 9, 2010, Pacific Drilling entered into a drilling contract for the Pacific Bora with a wholly-owned Nigerian subsidiary of Chevron, Star Deepwater Petroleum Ltd. (“SDWPL”). Under the contract terms, SDWPL will reimburse Pacific Drilling for up to $30 million in capital upgrades. At the end of the contract, Pacific Drilling is obligated to refund a portion of these costs. The amount of refund is dependent upon the timing of the expiration of the drilling contract. If the contract ends on the initial primary term of three years, Pacific Drilling will refund SDWPL 50% of the capital upgrades cost. For each year the contract is extended beyond the initial primary term, the amount refunded is reduced by 10%. As of December 31, 2011 and 2010, Pacific Drilling has recorded a $4.0 million liability for costs of upgrades incurred and billed to SDWPL through those dates. If the contract is extended, Pacific Drilling will record the resulting gain contingency to reimbursable revenues in future periods.

We maintain loss of hire insurance that becomes effective 45 days after an accident or major equipment failure covered by hull and machinery insurance, resulting in a downtime event and extends for 180 days. In the third quarter 2011, the Pacific Scirocco underwent repairs and upgrades to ensure engine reliability, which was a covered event under our loss of hire policy that resulted in the $18.5 million of loss of hire insurance recovery recognized for the year ended December 31, 2011.